Cover	Aug. 09, 2021
Cover [Abstract]
Entity Registrant Name	Celcuity Inc.
Entity Central Index Key	0001603454
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 09, 2021
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE
Entity File Number	001-38207
Entity Tax Identification Number	82-2863566
Entity Address Address Line 1	16305 36th Avenue North
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55446
City Area Code	763
Local Phone Number	392-0767
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CELC
Security Exchange Name	NASDAQ